================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
  This Amendment (Check only one):               [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Parameter Capital Management, LLC
Address:          330 Madison Avenue, 6th Floor.
                  New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum         Stamford, Connecticut        August 15, 2011
-----------------------   --------------------------   ----------------------
       [Signature]               [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                                 -------------
Form 13F Information Table Entry Total:            70*
                                                 -------------
Form 13F Information Table Value Total:            $314,266
                                                 -------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number       Name
     1           28-13297                   S.A.C. Capital Advisors, L.P.

----------
* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4                COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                                             SH       SH /     PUT /
NAME OF                      TITLE OF   CUSIP     VALUE    OR PRN     PRN      CALL     INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                        CLASS             (X$1000)   AMOUNT                       DISCRETION   MANAGERS  SOLE   SHARED   NONE
BROWN & BROWN INC            Common   115236101    1,668    65,000 SH                Shared-Defined        1            65,000
CBL & ASSOC PPTYS INC        Common   124830100    5,892   325,000 SH                Shared-Defined        1           325,000
CATERPILLAR INC DEL          Option   149123951    5,323    50,000          Put      Shared-Defined        1            50,000
CHUBB CORP                   Option   171232901    4,696    75,000          Call     Shared-Defined        1            75,000
CON-WAY INC                  Common   205944101    4,851   125,000 SH                Shared-Defined        1           125,000
DISCOVER FINL SVCS           Option   254709908    2,675   100,000          Call     Shared-Defined        1           100,000
EATON CORP                   Option   278058952    2,573    50,000          Put      Shared-Defined        1            50,000
FEDERATED INVS INC PA        Option   314211903    3,576   150,000          Call     Shared-Defined        1           150,000
FIFTH THIRD BANCORP          Common   316773100    4,042   317,000 SH                Shared-Defined        1           317,000
GRAFTECH INTL LTD            Common   384313102    1,905    94,000 SH                Shared-Defined        1            94,000
HARTFORD FINL SVCS GROUP INC Common   416515104    3,296   125,000 SH                Shared-Defined        1           125,000
HIGHWOODS PPTYS INC          Common   431284108    6,295   190,000 SH                Shared-Defined        1           190,000
HONEYWELL INTL INC           Common   438516106    5,065    85,000 SH                Shared-Defined        1            85,000
INTL PAPER CO                Option   460146953    2,982   100,000          Put      Shared-Defined        1           100,000
ISHARES TR                   Option   464287955    8,280   100,000          Put      Shared-Defined        1           100,000
ISHARES TR                   Option   464287959    6,030   100,000          Put      Shared-Defined        1           100,000
JOY GLOBAL INC               Common   481165108    6,353    66,700 SH                Shared-Defined        1            66,700
KENNAMETAL INC               Common   489170100    2,955    70,000 SH                Shared-Defined        1            70,000
KNIGHT CAP GROUP INC         Common   499005106    3,471   315,000 SH                Shared-Defined        1           315,000
LINCOLN NATL CORP IND        Common   534187109    5,527   194,000 SH                Shared-Defined        1           194,000
NASDAQ OMX GROUP INC         Common   631103108    2,530   100,000 SH                Shared-Defined        1           100,000
NUCOR CORP                   Common   670346105    3,504    85,000 SH                Shared-Defined        1            85,000
PARKER HANNIFIN CORP         Common   701094104    8,095    90,209 SH                Shared-Defined        1            90,209
PRUDENTIAL FINL INC          Common   744320102    5,361    84,300 SH                Shared-Defined        1            84,300
SCHWAB CHARLES CORP NEW      Common   808513105    5,058   307,500 SH                Shared-Defined        1           307,500
SIMON PPTY GROUP INC NEW     Common   828806109   11,042    95,000 SH                Shared-Defined        1            95,000
STATE STR CORP               Common   857477103    3,382    75,000 SH                Shared-Defined        1            75,000
SUNTRUST BKS INC             Common   867914103    4,249   164,700 SH                Shared-Defined        1           164,700
SUSQUEHANNA BANCSHARES INC P Common   869099101    3,000   375,000 SH                Shared-Defined        1           375,000
TAUBMAN CTRS INC             Common   876664103    5,920   100,000 SH                Shared-Defined        1           100,000
TEREX CORP NEW               Common   880779103    5,690   200,000 SH                Shared-Defined        1           200,000
TEXTRON INC                  Common   883203101    3,105   131,500 SH                Shared-Defined        1           131,500
UNITED BANKSHARES INC WEST V Common   909907107    2,326    95,000 SH                Shared-Defined        1            95,000
UNITED TECHNOLOGIES CORP     Common   913017109    3,540    40,000 SH                Shared-Defined        1            40,000
WELLS FARGO & CO NEW         Common   949746101    6,524   232,500 SH                Shared-Defined        1           232,500
ZIONS BANCORPORATION         Common   989701107    3,169   132,000 SH                Shared-Defined        1           132,000
AFFILIATED MANAGERS GROUP    Common   008252108    5,580    55,000 SH                Shared-Defined        1            55,000
ALLSTATE CORP                Common   020002101    2,595    85,000 SH                Shared-Defined        1            85,000
AMERICAN AXLE & MFG HLDGS IN Common   024061103    2,845   250,000 SH                Shared-Defined        1           250,000
AON CORP                     Common   037389103    3,078    60,000 SH                Shared-Defined        1            60,000
APARTMENT INVT & MGMT CO     Common   03748R101    6,383   250,000 SH                Shared-Defined        1           250,000
ARKANSAS BEST CORP DEL       Common   040790107    4,153   175,000 SH                Shared-Defined        1           175,000
ASSURANT INC                 Common   04621X108    2,720    75,000 SH                Shared-Defined        1            75,000
ASSURANT INC                 Option   04621X908    3,627   100,000          Call     Shared-Defined        1           100,000
AUTOLIV INC                  Common   052800109    3,530    45,000 SH                Shared-Defined        1            45,000
AVALONBAY CMNTYS INC         Common   053484101    5,778    45,000 SH                Shared-Defined        1            45,000
BLACKROCK INC                Common   09247X101    8,708    45,400 SH                Shared-Defined        1            45,400
DOUGLAS EMMETT INC           Common   25960P109    6,265   315,000 SH                Shared-Defined        1           315,000
HEALTH CARE REIT INC         Common   42217K106    5,767   110,000 SH                Shared-Defined        1           110,000
JPMORGAN CHASE & CO          Common   46625H100    8,597   210,000 SH                Shared-Defined        1           210,000
JPMORGAN CHASE & CO          Option   46625H900    6,141   150,000          Call     Shared-Defined        1           150,000
MB FINANCIAL INC NEW         Common   55264U108    1,728    89,800 SH                Shared-Defined        1            89,800
REGIONS FINANCIAL CORP NEW   Common   7591EP100    3,639   587,000 SH                Shared-Defined        1           587,000
SL GREEN RLTY CORP           Common   78440X101    5,387    65,000 SH                Shared-Defined        1            65,000
SPDR SERIES TRUST            Option   78464A955    6,941   100,000          Put      Shared-Defined        1           100,000
STARWOOD PPTY TR INC         Common   85571B105    3,384   165,000 SH                Shared-Defined        1           165,000
TD AMERITRADE HLDG CORP      Option   87236Y908    3,902   200,000          Call     Shared-Defined        1           200,000
UNUM GROUP                   Common   91529Y106    5,351   210,000 SH                Shared-Defined        1           210,000
WALTER INVT MGMT CORP        Common   93317W102    2,219   100,000 SH                Shared-Defined        1           100,000
WESCO INTL INC               Common   95082P105    4,868    90,000 SH                Shared-Defined        1            90,000
DEUTSCHE BANK AG             Common   D18190898    4,088    69,000 SH                Shared-Defined        1            69,000
AXIS CAPITAL HOLDINGS        Common   G0692U109    4,870   157,300 SH                Shared-Defined        1           157,300
EVEREST RE GROUP LTD         Common   G3223R108    4,447    54,400 SH                Shared-Defined        1            54,400
EVEREST RE GROUP LTD         Option   G3223R908    2,453    30,000          Call     Shared-Defined        1            30,000
EVEREST RE GROUP LTD         Option   G3223R958    4,088    50,000          Put      Shared-Defined        1            50,000
INGERSOLL-RAND PLC           Common   G47791101    2,725    60,000 SH                Shared-Defined        1            60,000
INVESCO LTD                  Common   G491BT108    6,078   259,728 SH                Shared-Defined        1           259,728
PLATINUM UNDERWRITER HLDGS L Common   G7127P100    1,994    60,000 SH                Shared-Defined        1            60,000
VALIDUS HOLDINGS LTD         Common   G9319H102    3,092    99,900 SH                Shared-Defined        1            99,900
XL GROUP PLC                 Option   G98290902    3,297   150,000          Call     Shared-Defined        1           150,000